                      State Street Bank and Trust Company
                               One Federal Street
                                Boston, MA 02110



October 29, 2001

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Service

RE:  streetTRACKS(SM) Series Trust
(File Nos.: 333-57793, 811-08839)
Post-Effective Amendment No. 2


Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-referenced Trust does not differ from those contained in Post-Effective Amendment No. 2 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 26, 2001.

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3966.


Sincerely,


/s/ Michael E. Gillespie
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Michael E. Gillespie
Vice President and Associate Counsel